UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

Colorado (0.4%)

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 6 5/8s, 1/1/46	BBB	$590,000	$593,794

			593,794
Guam (0.8%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	500,000	501,900

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	350,000	321,342

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	250,000	236,165

			1,059,407
Ohio (89.0%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	AA+	1,005,000	1,073,642

Akron, Wtr. Wks. Rev. Bonds, NATL, 6s, 12/1/12	Baa1	600,000	607,650

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,008,280

Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care), Ser. B, 0.13s, 10/1/31	VMIG1	3,630,000	3,630,000

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AA+	1,500,000	1,611,525
5s, 2/15/38	A1	1,500,000	1,528,050

Anthony Wayne Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/2s, 12/1/19 (Prerefunded 12/1/11)	AA+	1,565,000	1,584,750

Barberton, City School Dist. G.O. Bonds (School Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,521,675

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	AA+	1,000,000	1,082,430

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	Baa3	2,250,000	1,629,653
5 3/8s, 6/1/24	Baa3	690,000	553,484

Cincinnati, City School Dist. COP (School Impt.), AGM, 5s, 12/15/28	AA+	2,500,000	2,642,025

Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AA+	2,000,000	2,088,980
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,837,453

Cleveland, Arpt. Syst. Ser. C, AGM, 5s, 1/1/23	AA+	1,500,000	1,537,890

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGO, 5s, 10/1/29	AA+	1,000,000	1,053,110

Cleveland, Muni. School Dist. G.O. Bonds, AGM, 5s, 12/1/27	AA+	1,375,000	1,431,953

Cleveland, Parking Fac. Rev. Bonds, AGM, 5 1/4s, 9/15/22	AA+	2,400,000	2,724,936

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A-	3,000,000	1,515,510

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B+/P	1,150,000	1,153,738

Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. C
5 1/4s, 2/1/29	Aa2	995,000	1,080,023
5s, 8/1/25	Aa2	1,500,000	1,641,945

Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,070,000	1,138,737

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	510,455

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.)
5 5/8s, 8/15/32	A-	1,500,000	1,466,565
Ser. A, 5 1/4s, 8/15/46	A-	590,000	519,365

Field, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AMBAC, 5s, 12/1/22	A-/P	1,170,000	1,177,430

Franklin Cnty., Rev. Bonds (OCLC Online Computer Library Ctr.), 5s, 4/15/13	A	2,610,000	2,749,452

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	1,100,000	1,078,792

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A2	1,000,000	973,670

Hamilton Cnty., Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/22	A1	500,000	300,275

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A2	1,745,000	1,847,292

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/24	A1	3,000,000	1,576,620

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,595,640

Hamilton, City School Dist. G.O. Bonds (School Impt.), AGM, 5s, 12/1/26	AA+	2,000,000	2,109,880

Huran Cnty., Human Svcs. Rev. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,800,000	2,210,994

Kings, Local School Dist. G.O. Bonds (School Impt.), NATL, 5s, 12/1/27	AA	750,000	804,675

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	Baa1	1,115,000	1,079,588

Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa2	1,190,000	1,005,491
AGM, zero %, 12/1/16	AA+	1,250,000	1,115,850

Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds (Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	B	940,000	941,589

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H, AGO, 5s, 2/1/29	AA+	2,000,000	2,054,740

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	Ba2	500,000	516,925

Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BBB-	700,000	705,075

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A3	1,250,000	1,345,513

Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s, 11/1/17	A1	2,535,000	2,649,633

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,083,530

Mount Healthy, City School Dist. G.O. Bonds (School Impt.), AGM, 5 1/4s, 12/1/22	Aa3	1,105,000	1,267,181

OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	175,000	176,776
(Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,180,000	1,279,899
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s, 3/1/15	Aaa	365,000	369,851

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	10,000	8,116

OH State Rev. Bonds
Ser. A, 5s, 10/1/22	Aa3	3,090,000	3,457,895
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	Aa3	1,750,000	1,953,805

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	1,000,000	1,059,610

OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,045,310
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	534,555

OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s, 5/1/29	Baa2	750,000	750,300

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,229,950
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,141,290
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,272,144
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,046,020
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,577,970

OH State Higher Edl. Fac. VRDN (Case Western Reserve), Ser. B-2, 0.14s, 12/1/44	VMIG1	1,000,000	1,000,000

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	975,060
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,008,360
(Xavier U.), 5s, 5/1/40	A3	750,000	762,068

OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,094,240
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,019,050

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s, 9/1/33	Aaa	1,080,000	1,126,289
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	875,000	811,414

OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,899,325

OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31 (Prerefunded 12/1/12)	Aa1	1,000,000	1,059,870

OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds (11/1/12) (First Energy Generation), Ser. C, 7 1/4s, 11/1/12	Baa3	500,000	531,055

OH U. Gen. Recipients Athens Rev. Bonds, NATL, 5s, 12/1/25	Aa3	2,265,000	2,355,192

Powell, G.O. Bonds, FGIC, NATL, 5 1/2s, 12/1/25	Aa1	1,500,000	1,559,415

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A1	2,165,000	2,299,122

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	356,178

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	2,250,000	2,282,783

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	AA+	2,000,000	2,152,260

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	460,690

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGO, 5s, 12/1/27	AA+	1,500,000	1,603,875

Tallmadge, City School Dist. G.O. Bonds (School Fac.), AGM, 5s, 12/1/26	AA+	1,410,000	1,487,437

Toledo, G.O. Bonds (Macys), Ser. A, NATL, 6.35s, 12/1/25	A2	1,500,000	1,502,175

Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	A/P	1,270,000	1,337,564

Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12	A/P	515,000	519,300

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,125,568

Twin Valley, Cmnty. Local School Dist. Rev. Bonds, FGIC, NATL, 7.05s, 12/1/11	A1	285,000	289,432

U. of Cincinnati COP (Jefferson Ave. Residence Hall), NATL, 5 1/8s, 6/1/28	A2	420,000	420,189

U. of Cincinnati Rev. Bonds, Ser. F, 5s, 6/1/34	A1	1,500,000	1,535,550

Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,446,258

Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s, 12/1/14	A/P	1,870,000	2,000,339

Youngstown State U. Rev. Bonds
AGO, 5 1/4s, 12/15/29	AA+	500,000	537,230
5s, 12/15/25	A1	500,000	535,495

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	285,003
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	265,571
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	239,662
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	233,185
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	207,275
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	200,798

			126,791,427
Puerto Rico (7.8%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	490,000	451,398

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	Baa1	1,350,000	1,374,921
5 1/4s, 7/1/22	Baa1	1,000,000	1,023,400

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	2,000,000	2,023,200

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. ZZ, 5 1/4s, 7/1/26	A3	1,000,000	1,034,890

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	1,750,000	1,832,863
Ser. G, 5s, 7/1/33	Baa1	100,000	94,412
Ser. G, 5s, 7/1/33 (Prerefunded 7/1/13)	Aaa	195,000	211,766

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,001,050

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	Baa1	1,000,000	1,096,290

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	A3	500,000	522,095

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Aa2	3,000,000	395,880

			11,062,165
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	305,937
Ser. A-1, 5s, 10/1/39	Baa2	375,000	338,925
Ser. A, 5s, 10/1/25	Baa2	350,000	352,009

			996,871
TOTAL INVESTMENTS

Total investments (cost $133,996,766)(b)			$140,503,664

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $142,402,356.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $133,996,766, resulting in gross unrealized appreciation and depreciation of $7,270,018 and $763,120, respectively, or net unrealized appreciation of $6,506,898.
	The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local Government	27.2%
	Education	16.7
	Healthcare	15.0
	Utilities	11.2
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	14.4%
	NATL	13.0
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$140,503,664	$—

Totals by level	$—	$140,503,664	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011